DEFERRED INCOME (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
DEFERRED INCOME
Balance at the beginning of the year	$ 311,912
Subsidy received	10,200
Balance at the end of the year	330,334
Asset-related subsidy
DEFERRED INCOME
Balance at the beginning of the year	311,912
Subsidy received	10,200
Recognized as government grants during the period	(52)
Deconsolidation of subsidiaries	(1,782)
Foreign currency translation adjustment	10,056
Balance at the end of the year	330,334
Government grants
DEFERRED INCOME
Government grants	$ 3,585